CASH AND RESTRICTED CASH EQUIVALENTS (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH AND RESTRICTED CASH EQUIVALENTS
Cash	$ 579,508	$ 7,608,149	$ 3,017,704
Restricted Cash Equivalents	34,500	34,500	34,500
Total	$ 614,008	$ 7,642,649	$ 3,052,204